Note Payable - Additional Information (Details)					12 Months Ended
	Dec. 21, 2023 USD ($) $ / shares shares	Aug. 02, 2023 USD ($) $ / shares shares	Jan. 27, 2023 USD ($)	Mar. 17, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Debt Instrument [Line Items]
Number of common stock purchase warrant into which each warrant or right may be converted | shares				1
Warrant principal conversion amount				$ 1.24
Class of warrant exercise period				24 months
Warrant exercise price | $ / shares	$ 1	$ 1		$ 1.24	$ 1.35	$ 1.18	$ 1.05
Warrant measurement input, price per share | $ / shares		$ 0.85
Loan			$ 5,000,000		$ 2,500,000
Term of facility			6 months
Interest rate of loan			20.00%
Debt costs and discounts				$ 945,000
Warrants issued | shares					22,518,894	19,633,911	17,631,350
Tranche One
Debt Instrument [Line Items]
Loan			$ 2,500,000
Maximum
Debt Instrument [Line Items]
Proceeds from issuance of warrant exercise				6,000,000
Subscription Agreement
Debt Instrument [Line Items]
Proceeds from issuance of securities				$ 6,000,000
Debt Instrument, Description					The securities sold in the Financing consisted of (1) non-convertible debentures (each, a “Debenture”) and (2) one common stock purchase warrant (each, a “Warrant”) for every US$1.24 of principal of the Debentures purchased for gross proceeds of up to US $6.0 million. Each Warrant is exercisable into one share of common stock (each, a “Warrant Share”) at an exercise price of US$1.24 per Warrant Share with an exercise period of 24 months from the date of closing.
Airframe
Debt Instrument [Line Items]
Notes payable						$ 990,000
Debentures
Debt Instrument [Line Items]
Debt instrument term				24 months
Debt instrument interest rate				15.00%
Prepayment period for principal amount of debentures				30 days
Minimum percentage premium on principal amount				10.00%
Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Line of Credit Periodic payment		$ 35,000,000
Warrant exercise price | $ / shares	$ 1
Debt instrument term		6 years
Loan		$ 35,000,000
Principal amount	$ 35,000,000	$ 35,500,000
Debt instrument maturity date		Jun. 30, 2029
Principal payments		$ 0
Interest rate		15.00%
Debt Instrument Upfront Fee Payment Percentage		2.00%
Issuance of Warrants		$ 10,000,000
Minimum Adjusted Ebitda For The Fiscal Year Ended December Thirty One Two Thousand And Twenty Three		5,000,000
Minimum Adjusted Ebitda For The Fiscal Year Ended December Thirty One Two Thousand And Twenty four		15,000,000
Minimum Adjusted Ebitda For The Fiscal Year Ended December Thirty One Two Thousand And Twenty Five		25,000,000
Minimum Liquidity Of Measured At Each Quarter End		$ 5,000,000
Notes amount partially pay-off	4,300,000
Total principal balance	35,000,000
Additional notes issued amount	5,000,000
Amount of accrued interest paid	$ 251,000
Warrants issued | shares	142,874
Senior Secure Notes Due 2029 | Class A
Debt Instrument [Line Items]
Number of common stock purchase warrant into which each warrant or right may be converted | shares		1
Warrant exercise price | $ / shares		$ 1
Warrant expiration date		Jun. 30, 2030
Senior Secure Notes Due 2029 | Redeemed on or Prior to August 2, 2026
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		7.50%
Senior Secure Notes Due 2029 | Redeemed after August 2, 2026 or on or Prior to August 2, 2027
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		5.00%
Senior Secure Notes Due 2029 | Redeemed After August 2, 2027 or on or Prior to August 2, 2028
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		2.50%
Senior Secure Notes Due 2029 | Redeemed After August 2, 2028
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		0.00%
Warrant
Debt Instrument [Line Items]
Debt issuance costs				$ 2,200,000
Warrant | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Debt issuance costs		$ 3,800,000
Stock Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares					$ 1.04
Stock Price | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares		$ 0.85
Exercise Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares					$ 1.24
Exercise Price | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares		$ 1
Expected Term
Debt Instrument [Line Items]
Warrants, measurement input, term					2 years
Expected Term | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrants, measurement input, term		6 years 10 months 28 days
Expected Dividend
Debt Instrument [Line Items]
Warrants, expected dividend					$ 0
Warrants, measurement input		0
Expected Dividend | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrants, expected dividend		$ 0
Risk Free Interest Rate
Debt Instrument [Line Items]
Warrants, measurement input		0.0421			0.006
Risk Free Interest Rate | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrants, measurement input		0.0421
Volatility
Debt Instrument [Line Items]
Warrants, measurement input		0.50			1.43
Volatility | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrants, measurement input		0.50